SEGMENT REPORTING	6 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

4. SEGMENT REPORTING

ASC 280 Segment Reporting establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major users in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making decisions, allocating resources and assessing performance.

Based on the management’s assessment, the Company determined that it has only one reportable operating segment, as defined by ASC 280. The following tables present the summary information by segment for the six months ended September 30, 2025 and 2024:

	Six months ended September 30,
	2025	2024
Revenues	$25,602	$-
Cost of revenue	(12,466)	-
Gross profit	13,136	-

Sales and marketing expenses	(175,881)	(398,408)
General and administrative expenses	(1,955,245)	(629,256)
Research and development expenses	(285,405)	(568,245)
Total other income (expense), net	19,467	(40,014)
Income tax expense	-	-
Net loss	$(2,383,928)	$(1,635,923)

The Company’s long-lived assets are all located in Hong Kong.